UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23606

E-VALUATOR FUNDS TRUST
(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925
Bloomington, MN 55437
(Address of principal executive offices) (Zip code)

Kevin R. Miller
7760 France Avenue South, Suite 925
Bloomington, MN 55437
(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 621-9877

Date of fiscal year end: September 30

Date of reporting period: June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

The E-Valuator Very Conservative (0%-15%) RMS Fund July 1, 2022-June 30, 2023 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
SPDR INDEX SHARES FUNDS	SPDW	78463X889	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	SPHY	78468R606	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	ONEY	78468R770	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For

The E-Valuator Conservative (15%-30%) RMS Fund July 1, 2022-June 30, 2023 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
SPDR INDEX SHARES FUNDS	SPDW	78463X889	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	SPHY	78468R606	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	ONEY	78468R770	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund July 1, 2022-June 30, 2023 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
SPDR INDEX SHARES FUNDS	SPDW	78463X889	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	SPHY	78468R606	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	ONEY	78468R770	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For

The E-Valuator Moderate (50%-70%) RMS Fund July 1, 2022-June 30, 2023 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
SPDR INDEX SHARES FUNDS	SPDW	78463X889	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	SPHY	78468R606	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	ONEY	78468R770	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For

The E-Valuator Growth (70%-85%) RMS Fund July 1, 2022-June 30, 2023 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
SPDR INDEX SHARES FUNDS	SPDW	78463X889	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	SPHY	78468R606	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	ONEY	78468R770	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For

The E-Valuator Aggressive Growth (85%-99%) RMS Fund July 1, 2022-June 30, 2023 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
SPDR INDEX SHARES FUNDS	SPDW	78463X889	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	SPHY	78468R606	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For
SPDR SERIES TRUST	ONEY	78468R770	October 20, 2022	Election of 5 Directors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: E-VALUATOR FUNDS TRUST

By (Signature and Title)	/s/ Collin J. Miller
Collin J. Miller
Vice President

Date: 08/21/2023